                  TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
                             Two World Trade Center
                            New York, New York 10048

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

    The fiscal year ended January 31, 1996 concluded with strong performances by most of the emerging markets during the month of January. Gains were driven by renewed investor confidence and capital inflows associated with generally improving economic fundamentals, an improving global interest rate environment, and the redistribution and diversification of profits earned in the equity markets of the United States and other industrialized countries during 1995.
Based on an increase in net asset value from $11.18 to $13.07 per share, the Trust's total return for the fiscal year ended January 31, 1996 was 17.04 percent. Based on an increase in the Trust's market value on the New York Stock Exchange from $9.875 to $12.25 per share, the Trust's total return was 24.28 percent. The International Finance Corporation's Investable (IFCI) Emerging
Market Total Return Index posted a total return of 14.72 percent for the trailing 12 months ended January 31, 1996.

    As of January 31, 1996, the Trust had net assets in excess of $273 million, with approximately 97 percent invested in emerging market securities. Asian assets comprised approximately $119 million (43 percent of net assets), while approximately $104 million (38 percent) was invested in Latin American securities. Other emerging-market assets totaled approximately $43 million (16 percent). The largest country allocations at the end of the fiscal year were Malaysia (17 percent), Brazil (13 percent), Mexico (12 percent), South Africa (ten percent) and Thailand (six percent). Given the investment adviser's (TCW Funds Management, Inc.) positive outlook for emerging market equities, the Trust ended the year with a cash position of less than three percent of net assets.

ASIAN EMERGING MARKETS

    All of the major Asian emerging markets posted gains for the 12-month period ended January 31, 1996. Malaysia, the Trust's largest allocation, rose nearly 20 percent in U.S. dollar terms, while Indonesia, Thailand and the Philippines increased 29, 15 and 12 percent, respectively. The Trust also benefited from the strong performance seen in Hong Kong (54 percent) and Singapore (21 percent).

    The fiscal year began on a nervous note with the Mexican peso devaluation prompting a rise in the risk premium across all emerging market assets. As a result, interest rates were increased in an effort to attract the foreign capital necessary to cover the savings-investment gap, a scenario that discouraged foreign investors from entering the region's equity markets. Capital inflows, one of the major drivers of 1993's stellar stock-market performance, were largely absent during most of 1995.

    The Asian economies, backed by fairly competent central banks and macroeconomic policies, were able to withstand these pressures. As a result, their currencies did not weaken substantially over the course of the year. However, the dramatic strengthening of the yen during the first few months of 1995 exacerbated current account deficits of most Asian countries (whose capital-goods imports come mainly from Japan). At the same time, the yen-based debt burdens of countries like Indonesia and the Philippines rose. A benign U.S.-interest-rate environment is positive for the region because most Asian currencies are linked to the U.S. dollar, which suggests that these economies usually follow U.S. monetary policy. Falling Japanese and German interest rates are expected to usher in a period of high global liquidity, further benefiting emerging market equities.

    The fundamental growth story of Asia remains intact since most of the region's economic problems in 1995 are attributable to cyclical, rather than structural, factors. Throughout 1995, the southeast Asian economies adopted a counter-cyclical economic policy (i.e., strong growth in domestic demand driven largely by investment and infrastructure spending). This created macroeconomic imbalances, such as growing current account deficits (e.g., Malaysia), rising inflation (e.g., Thailand and the Philippines) and weaker currency exchange rates (e.g., India). Regional central banks are aware of these pressures and are allowing domestic interest rates to rise, opting for more austere fiscal spending programs. In some countries, the growth of certain infrastructure projects are being curbed.

    Moderating economic growth is a sign that the economic measures being employed throughout the region are taking effect and it is reasonable to expect that domestic Asian interest rates will gradually decline. Hong Kong and Singapore, which are further along in the business cycle than their neighbors, are currently in this phase. Hong Kong is benefiting from a recovering property market, a bottoming of earnings, a healthier Chinese economy, infrastructure-led growth and an improvement in Sino-British relations in the run-up to 1997, when Hong Kong becomes free of British rule. Singapore's growth momentum has declined following years of double-digit growth, although the robust demand for electronics-related exports has continued to help buoy the economy.

LATIN AMERICAN EMERGING MARKETS

    The Mexican stock market advanced 24 percent in U.S. dollar terms for the fiscal year ended January 31, 1996. Losses posted earlier in the year -- which are attributable in large part to the peso devaluation and the ensuing economic and financial crises -- were reversed as the Mexican government demonstrated its willingness to adhere to the International Monetary Fund's austerity program and avoid the wage/price inflation spiral many observers expected. Mexico also showed its ability to return to the international financial markets by raising over $1.9 billion through the issuance of U.S. dollar-denominated Cete
(peso)-linked Eurobonds, and through the issuance of additional yen-denominated sovereign bonds. This enabled the Mexican government to prepay $700 million of its loan from the U.S. government. As a result of the peso devaluation and a decline in domestic consumption, Mexican exports increased over 30 percent in 1995. Also, the 1994 trade deficit of $18.5 billion was reversed as Mexico ended 1995 with a $7.4 billion trade surplus.

    The Brazilian equity market gained 3.9 percent in U.S. dollar terms for the fiscal year. Following stellar performance in 1994, the Brazilian equity market lagged the other major Latin equity markets as it too was hit hard by the Mexican peso devaluation and posted substantial losses during the first quarter of 1995. However, on the strength of robust gross domestic product growth, a decline in real interest rates (35 to 20 percent), and a continued decline in inflation to the lowest level in over 20 years, the Fund was able to regain many of these losses over the course of the year. In addition, watershed political events, including the break up of state owned monopolies and legislation to permit foreigners to own majority shares in Brazilian companies, are expected to provide further stimulus to the equity market.

    The Chilean market declined by 0.3 percent in U.S. dollar terms for the fiscal year. Because of Chile's high savings rate (approximately 30 percent of gross domestic product, the highest in the region) and its near balance in the current account, Chile was insulated from most of the negative effects of the Mexican crisis. Further positives included economic growth of approximately eight percent and export growth of nearly 40 percent (with non-copper exports growing by more than 30 percent). On the basis of this strong growth, the Chilean central bank slowly raised interest rates over the course of 1995. TCW believes that real interest rates (adjusted for inflation) have peaked at seven percent as economic growth is forecast to moderate in 1996. Corporate earnings growth is expected to approach 20 percent in 1996 and is likely to be driven by the local economy and investments in neighboring countries.

    In Argentina, the stock market rose 33 percent in U.S. dollar terms for the fiscal year. In the months following the devaluation in Mexico, as fears mounted that a similar devaluation might occur in Argentina, Argentine banks saw approximately 18 percent of deposits leave the system. Later in the year, money returned to the banks because Argentina was able to maintain its currency policy (with the help of multinational financial aid), reduce its fiscal deficit and post a trade surplus because of strong export growth. The overwhelming reelection of President Carlos Menem was a clear vote of confidence in his economic and political policies. By the end of January 1996, Argentina had recouped its lost foreign reserves and bank deposits, resulting in optimism with regard to future economic growth.

OTHER EMERGING MARKETS

    The South African market was one of the world's best-performing emerging markets during the 12-month period ended January 31, 1996, gaining 32 percent in U.S. dollar terms. South African equities were bolstered by strong foreign capital inflows and economic growth of over three percent. Despite the cost of the government's infrastructure and social development programs, authorities have been able to reduce total spending and raise more revenue than had been expected. Despite positive fundamental trends, TCW's short-term view of the South African equity market is cautious. This opinion is based on indications that the African National Congress-led government is committed to further relaxation of foreign exchange controls. The government's new budget, which is expected to be turned over to the South African Parliament in mid March, should clarify the government's foreign exchange policy. While this is generally viewed as positive, South Africa's low level of foreign exchange reserves -- U.S. $4.25 billion, the equivalent of just seven weeks of imports -- could prove to be insufficient to prevent any speculative attacks on the South African currency (the rand), particularly given the lack of liquidity in the market. Until the effects of these changes are clear and the flow of capital into South Africa is again positive, the adviser will maintain an underweighted position in that market.

    European emerging markets, which comprise approximately five percent of the Trust's portfolio combined, also posted gains during the fiscal year, led by Turkey (26 percent), Greece (23 percent) and Portugal (16 percent). Like the other emerging markets, the European markets were bolstered by increased liquidity, particularly from foreign investors.

LOOKING AHEAD

    After two very difficult years, TCW now feels that investor sentiment and market conditions have rebounded and that 1996 may see a return to profitability for emerging markets investors. In particular, TCW expects liquidity to increase as U.S. interest rates decline and profits from the soaring U.S. stock markets are reinvested abroad. Moreover, TCW believes that emerging market valuations -- both Asian and Latin American -- are at a level that represents good long-term value.

    TCW believes that the recovery in Asian equity prices will run ahead of an earnings recovery by about 12 to 18 months. Thus, the Trust will concentrate on larger-capitalized stocks with strong earnings and cashflows. However, the path will not necessarily be smooth, and economic data may continue to show fluctuations that will affect investor sentiment. The Trust's Asia-Pacific allocation will maintain a fully invested posture with a bias toward southeast Asia.

    TCW is encouraged that the resounding policy response across the region has been to remain on the long, difficult path toward modernization and economic liberalization, and to sustain efforts to restore investor confidence by moving forward with additional free-market reforms and privatizations. Multinational corporations, given their ability to borrow at lower rates of interest, are continuing to invest in faster-growing Latin American companies. The result is a strong growth projection for the region in 1996, with corporate earnings growth rates expected in the high teens. Despite the adversity of the last 13 months, TCW believes that the outlook for Latin American equities is positive.

    We would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

    We appreciate your support of TCW/DW Emerging Markets Opportunities Trust and look forward to continuing to serve your investment needs and objectives.

                                          Very truly yours,

                                                [SIGNATURE]
                                          Charles A. Fiumefreddo
                                          CHAIRMAN OF THE BOARD

TCW/DW Emerging Markets Opportunities Trust
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               COMMON AND PREFERRED STOCKS, BONDS, RIGHTS AND
                 WARRANTS (96.8%)
               ARGENTINA (4.2%)
               AUTOMOTIVE
       39,800  Ciadea S.A.*......................  $     208,971
                                                   -------------
               BANKS
       35,400  Banco de Galicia y Buenos Aires
                 S.A.............................        228,353
       25,278  Banco de Galicia y Buenos Aires
                 S.A. (ADR)......................        647,749
       18,685  Banco Frances del Rio de la Plata
                 S.A. (ADR)......................        546,536
                                                   -------------
                                                       1,422,638
                                                   -------------
               BUILDING & CONSTRUCTION
       65,544  Juan Minetti S.A..................        280,556
                                                   -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       14,050  Buenos Aires Embotelladera S.A.
                 (ADR)...........................        298,563
       41,286  Molinos Rio de la Plata S.A.*.....        373,676
       41,530  Nobleza Piccardo S.A..............        165,306
                                                   -------------
                                                         837,545
                                                   -------------
               MULTI-INDUSTRY
      512,564  Compania Naviera Perez Compac
                 S.A.C.F.I.M.F.A.................      3,234,602
      121,200  Sociedad   Commercial   del  Plata
                 S.A.............................        424,242
                                                   -------------
                                                       3,658,844
                                                   -------------
               OIL & GAS
      194,190  Astra Compania Argentina de
                 Petroleo S.A....................        374,824
       46,290  Transportadora de Gas del Sur S.A.
                 (ADR)...........................        584,411
                                                   -------------
                                                         959,235
                                                   -------------
               OIL RELATED
       60,050  Yacimentos Petroliferos Fiscales
                 S.A. (ADR)......................      1,358,631
                                                   -------------
               REAL ESTATE
       75,430  Inversiones y Representacion S.A.
                 (Class B).......................        218,769
                                                   -------------
               TELECOMMUNICATIONS
       64,900  Telecom Argentina Stet - France
                 Telecom S.A.....................        344,653
       12,560  Telecom Argentina Stet - France
                 Telecom S.A. (ADR)..............        670,390
       43,000  Telefonica   de   Argentina   S.A.
                 (ADR)...........................      1,376,000
                                                   -------------
                                                       2,391,043
                                                   -------------
               TOTAL ARGENTINA...................     11,336,232
                                                   -------------

SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               BRAZIL (13.4%)
               BANKING
  217,851,400  Banco Bradesco S.A. (Pref.).......  $   2,494,822
    5,093,803  Banco Bradesco S.A. (Rights)*.....         22,396
    2,637,000  Banco Itau S.A. (Pref.)...........        916,748
                                                   -------------
                                                       3,433,966
                                                   -------------
               BREWERY
    5,038,202  Companhia Cervejaria Brahma
                 (Pref.)*........................      2,454,707
                                                   -------------
               BUILDING MATERIALS
      250,000  Companhia Cimento Portland Itau
                 (Pref.).........................         70,297
   12,075,000  Duratex S.A. (Pref.)..............        549,425
                                                   -------------
                                                         619,722
                                                   -------------
               FINANCIAL SERVICES
    1,655,000  Itausa   Investimentos  Itau  S.A.
                 (Pref.).........................      1,116,871
                                                   -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
      773,000  Brasmotor S.A. (Pref.)............        214,195
       35,300  Companhia Souza Cruz Industria e
                 Comercio S.A....................        263,487
   60,154,663  Refrigeracao Parana S.A...........        159,920
                                                   -------------
                                                         637,602
                                                   -------------
               MACHINERY - DIVERSIFIED
        2,130  Bardella S.A. Industrias Mecanicas
                 (Pref.).........................        174,233
    1,138,500  Confab Industrial S.A. (Pref.)....        454,003
                                                   -------------
                                                         628,236
                                                   -------------
               METALS & MINING
   13,594,000  Companhia Vale do Rio Doce S.A.
                 (Pref.).........................      2,348,926
                                                   -------------
               PAPER & FOREST PRODUCTS
      455,375  Industria Klabin de Papel e
                 Celulose (Pref.)................        484,243
                                                   -------------
               RETAIL
   16,566,000  Lojas Americanas S.A. (Pref.).....        382,813
                                                   -------------
               TELECOMMUNICATIONS
    7,050,000  Telecomunicacoes Brasileiras
                 S.A.............................        306,365
       54,100  Telecomunicacoes Brasileiras S.A.
                 (ADR)...........................      3,016,075
  157,197,155  Telecomunicacoes Brasileiras S.A.
                 (Pref.).........................      8,759,963
   17,917,300  Telecomunicacoes de Sao Paulo S.A.
                 (Pref.)*........................      3,295,831
                                                   -------------
                                                      15,378,234
                                                   -------------

TCW/DW Emerging Markets Opportunities Trust
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               TEXTILES
    1,410,100  Companhia de Tecidos Norte de
                 Minas...........................  $     612,774
                                                   -------------
               UTILITIES - ELECTRIC
    8,360,483  Centrais Electricas Brasileiras
                 S.A. (ADR)......................      2,547,468
   14,227,677  Centrais Electricas Brasileiras
                 S.A. (Pref.)....................      4,291,579
       35,991  Companhia Energetica de Minas
                 Gerais S.A.* (Pref.) (ADR) -
                 144A**..........................        895,276
    2,660,000  Light Participacoes S.A...........        246,186
    2,660,000  Light-Servicos  de   Electricidade
                 S.A.............................        856,748
                                                   -------------
                                                       8,837,257
                                                   -------------
               TOTAL BRAZIL......................     36,935,351
                                                   -------------
               CHILE (4.3%)
               BANKS
        9,240  Banco O'Higgins (ADR).............        226,380
                                                   -------------
               BUILDING & CONSTRUCTION
       21,900  Madeco S.A. (ADR).................        591,300
       44,000  Maderas y Sinteticos Sociedad
                 Anonima Masisa (ADR)............        874,500
                                                   -------------
                                                       1,465,800
                                                   -------------
               CHEMICALS
        5,000  Sociedad Quimica y Minera de Chile
                 S.A. (ADR)......................        248,125
                                                   -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       30,000  Compania Cervecerias Unidas S.A.
                 (ADR)...........................        600,000
       28,670  Embotelladora Andina S.A. (ADR)...        996,283
                                                   -------------
                                                       1,596,283
                                                   -------------
               INVESTMENT COMPANIES
       36,300  Genesis Chile Fund Ltd............      1,542,750
      520,800  The Five Arrows Chile Investment
                 Trust Ltd.......................      1,520,736
                                                   -------------
                                                       3,063,486
                                                   -------------
               RETAIL - DEPARTMENT STORES
       26,200  Santa Isabel S.A. (ADR)...........        599,325
                                                   -------------
               TELECOMMUNICATIONS
       11,500  Compania de Telecomunicaciones de
                 Chile S.A. (ADR)................        921,438
                                                   -------------
SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               UTILITIES - ELECTRIC
       13,000  Chilectra S.A. (ADR)..............  $     693,069
       31,200  Chilgener S.A. (ADR)..............        733,200
       43,590  Empresa Nacional de Electricidad
                 Chile S.A. (ADS)................        882,698
       48,300  Enersis S.A. (ADR)................      1,328,250
                                                   -------------
                                                       3,637,217
                                                   -------------
               TOTAL CHILE.......................     11,758,054
                                                   -------------
               CHINA (1.0%)
               GLASS
    1,480,600  Shanghai Yaohua Pilkington Glass
                 Co., Ltd. (B Shares)............      1,480,600
                                                   -------------
               UTILITIES - ELECTRIC
      140,000  Shandong Huaneng Power Development
                 Co., Ltd. (ADR).................      1,225,000
                                                   -------------
               TOTAL CHINA.......................      2,705,600
                                                   -------------
               COLOMBIA (1.8%)
               BANKING
      100,806  Banco de Bogota...................        468,659
       41,085  Banco Industrial Colombiano S.A.
                 (ADR)...........................        734,394
                                                   -------------
                                                       1,203,053
                                                   -------------
               BUILDING & CONSTRUCTION
       35,500  Cementos Diamante S.A. (ADR) -
                 144A**..........................        840,924
      201,238  Compania de Cementos Argos S.A....      1,170,946
                                                   -------------
                                                       2,011,870
                                                   -------------
               FINANCIAL SERVICES
       47,847  Compania Suramericana de Seguros
                 S.A.............................        858,075
                                                   -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       86,586  Compania Nacional de Chocolates
                 S.A.............................        649,817
                                                   -------------
               RETAIL
       45,000  Almacenes Exito S.A...............        131,579
                                                   -------------
               TOTAL COLOMBIA....................      4,854,394
                                                   -------------
               GREECE (1.0%)
               BANKING
       29,600  Ergo Bank S.A.....................      1,386,163
                                                   -------------
               BUILDING & CONSTRUCTION
      148,650  Aegek.............................      1,331,718
                                                   -------------
               TOTAL GREECE......................      2,717,881
                                                   -------------

TCW/DW Emerging Markets Opportunities Trust
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               HONG KONG (4.5%)
               CONGLOMERATES
      570,000  Hutchison Whampoa, Ltd............  $   3,704,554
                                                   -------------
               INVESTMENT COMPANIES
      240,309  The Taiwan Index Fund Ltd.........      2,194,021
                                                   -------------
               REAL ESTATE
      138,000  New World Development.............        696,095
      356,000  Sun Hung Kai Properties Ltd.......      3,384,249
                                                   -------------
                                                       4,080,344
                                                   -------------
               UTILITIES - ELECTRIC
    1,210,400  Consolidated Electric Power
                 Asia Ltd........................      2,246,497
                                                   -------------
               TOTAL HONG KONG...................     12,225,416
                                                   -------------
               INDIA (2.1%)
               BUILDING & CONSTRUCTION
      176,000  Larsen & Toubro Ltd. (GDR)........      2,904,000
                                                   -------------
               FINANCIAL SERVICES
       61,900  Hindalco Industries Ltd. (GDR)....      1,934,375
                                                   -------------
               INDUSTRIALS
$        760K  Reliance Industries, Ltd.
                 3.50% due 11/03/99 (Conv.)......        769,500
                                                   -------------
               TOTAL INDIA.......................      5,607,875
                                                   -------------
               INDONESIA (3.6%)
               BANKING
      500,000  PT Bank Internasional Indonesia...      2,062,418
                                                   -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
      168,000  PT Gudang Garam...................      2,001,921
      344,785  PT Indofood Sukses Makmur.........      1,805,945
      440,000  PT Mayora Indah...................        350,502
                                                   -------------
                                                       4,158,368
                                                   -------------
               TELECOMMUNICATIONS
      115,200  PT Telekomunikasi Indonesia
                 (ADR)...........................      3,542,400
                                                   -------------
               TOTAL INDONESIA...................      9,763,186
                                                   -------------
               IRELAND (0.3%)
               INVESTMENT COMPANIES
       80,000  Central Asian Investment Company
                 Ltd.............................        880,000
                                                   -------------
SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               MALAYSIA (16.8%)
               COMMUNICATIONS
      730,000  Technology Resources Industries
                 Berhad*.........................  $   2,238,477
                                                   -------------
               CONGLOMERATES
      344,000  Gadek Berhad......................      2,418,750
      962,000  Hicom Holdings Berhad.............      2,104,375
    3,267,000  Renong Berhad.....................      5,028,117
                                                   -------------
                                                       9,551,242
                                                   -------------
               ENTERTAINMENT/GAMING & LODGING
      663,000  Genting Berhad....................      6,008,438
                                                   -------------
               FINANCIAL SERVICES
    1,173,000  Commerce Asset Holdings Berhad....      6,277,382
    2,079,000  DCB Holdings Berhad...............      6,131,426
                                                   -------------
                                                      12,408,808
                                                   -------------
               PUBLISHING
    1,110,000  New Straits Times Press Berhad....      4,899,610
                                                   -------------
               RETAIL
      476,000  Prime Utilities Berhad............      3,811,719
      476,000  Prime Utilities Berhad (Rights)*..        316,094
                                                   -------------
                                                       4,127,813
                                                   -------------
               STEEL
    2,845,625  Lion Land Berhad..................      2,890,088
                                                   -------------
               TELECOMMUNICATIONS
      490,000  Telekom Malaysia Berhad...........      4,076,953
                                                   -------------
               TOTAL MALAYSIA....................     46,201,429
                                                   -------------
               MEXICO (12.0%)
               AUTOMOTIVE
       22,994  Corporacion Industrial San Luis
                 S.A. de C.V. (Units)++..........        127,467
    2,393,600  Industria Automotriz S.A.
                 (B Shares)*.....................        357,739
                                                   -------------
                                                         485,206
                                                   -------------
               BANKING
      378,900  Grupo Financiero Inbursa S.A. de
                 C.V. (B Shares)*................      1,284,450
                                                   -------------
               BUILDING & CONSTRUCTION
       59,800  Empresas ICA Sociedad Controladora
                 S.A. de C.V. (ADR)..............        807,300
                                                   -------------
               BUILDING MATERIALS
      824,500  Cemex S.A. de C.V. (B Shares).....      3,371,936
      127,900  Grupo Cementos de Chihuahua S.A.
                 de C.V..........................        107,047
                                                   -------------
                                                       3,478,983
                                                   -------------

TCW/DW Emerging Markets Opportunities Trust
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               CONGLOMERATES
      554,800  Grupo Carso S.A. de C.V.
                 (Series A1)*....................  $   3,851,940
      294,400  Grupo Industria Alfa S.A. de C.V.
                 (A Shares)......................      3,980,000
                                                   -------------
                                                       7,831,940
                                                   -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        5,200  Coca Cola FEMSA S.A. de C.V.
                 (ADR)...........................        130,650
       31,000  Empresas la Moderna S.A. de C.V.
                 (ADR)...........................        558,000
      378,800  Fomento Economico Mexicano S.A. de
                 C.V. (B Shares).................      1,065,375
       79,560  Gruma S.A. de C.V. (B Shares).....        258,895
      176,100  Grupo Industrial Bimbo S.A. de
                 C.V. (Series A).................        717,799
      229,500  Grupo Industrial Maseca S.A. de
                 C.V. (B2 Shares)................        165,889
      273,300  Jugos de Valle S.A. de C.V.
                 (B Shares)......................        389,898
       26,300  Panamerican Beverages, Inc........      1,038,850
                                                   -------------
                                                       4,325,356
                                                   -------------
               MEDIA GROUP
       62,080  Grupo Televisa S.A. (GDR).........      1,746,000
                                                   -------------
               METALS & MINING
       95,400  Tubos de Acero de Mexico S.A. de
                 C.V. (ADR)*.....................        775,125
                                                   -------------
               MULTI-INDUSTRY
       98,000  DESC S.A. de C.V. (Series B)......        396,793
                                                   -------------
               PAPER & FOREST PRODUCTS
      109,750  Kimberly-Clark de Mexico S.A. de
                 C.V. (A Shares).................      1,841,593
                                                   -------------
               RETAIL
    1,881,300  Cifra S.A. de C.V. (C Shares)*....      2,387,411
                                                   -------------
               TELECOMMUNICATIONS
      198,985  Telefonos de Mexico S.A. de C.V.
                 (Series L) (ADR)................      6,740,616
                                                   -------------
               TRANSPORTATION
       74,000  Transportacion Maritima Mexicana
                 S.A. de C.V. (Series A) (ADR)...        610,500
                                                   -------------
               TOTAL MEXICO......................     32,711,273
                                                   -------------
SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               PAKISTAN (0.7%)
               BANKING
       74,698  Muslim Commercial Bank............  $      79,826
                                                   -------------
               TELECOMMUNICATIONS
       20,680  Pakistan Telecommunications Corp.
                 (GDR)*..........................      1,840,520
                                                   -------------
               TOTAL PAKISTAN....................      1,920,346
                                                   -------------
               PANAMA (0.3%)
               BANKING
       17,215  Banco Latinoamericano de
                 Exportaciones S.A. (ADR)........        794,042
                                                   -------------
               PERU (2.1%)
               BREWERY
      401,396  Cerveceria   Backus   &   Johnston
                 S.A.............................        622,121
                                                   -------------
               CHEMICALS
      177,223  Explosivos S.A....................        285,965
                                                   -------------
               DISTRIBUTION
       93,373  Enrique Ferreyros S.A.............        116,568
                                                   -------------
               FINANCIAL SERVICES
       76,666  Credicorp Ltd. (ADR)..............      1,418,321
                                                   -------------
               METALS & MINING
       73,987  Companhia de Minas Buenaventura
                 S.A. (C Shares).................        582,471
                                                   -------------
               TELECOMMUNICATIONS
    1,206,824  CPT-Telefonica de Peru S.A. (B
                 Shares).........................      2,685,247
                                                   -------------
               TOTAL PERU........................      5,710,693
                                                   -------------
               PHILIPPINES (2.8%)
               BUILDING & CONSTRUCTION
$      3,300K  Bacnotan Consolidated Industries
                 5.50% due 06/21/04 (Conv.)......      3,102,000
                                                   -------------
               UTILITIES - ELECTRIC
      467,600  Manila Electric Co. (B Shares)....      4,510,410
                                                   -------------
               TOTAL PHILIPPINES.................      7,612,410
                                                   -------------
               PORTUGAL (2.8%)
               BUILDING & CONSTRUCTION
       92,000  Sociedade de Construcoes Soares de
                 Costa S.A.......................        899,333
                                                   -------------
               BUILDING MATERIALS
       33,200  Cimentos de Portugal S.A..........        638,338
                                                   -------------
               FINANCIAL SERVICES
      129,740  Espirito Santo Financial Holdings
                 S.A. (ADR)......................      1,492,010
                                                   -------------

TCW/DW Emerging Markets Opportunities Trust
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
      107,300  Corticeira Amorim S.A.............  $   1,455,257
                                                   -------------
               TELECOMMUNICATIONS
       76,350  Portugal Telecom S.A..............      1,594,023
                                                   -------------
               TEXTILES
       66,390  Sonae Investimentos Sociedade
                 Gestora de Participacoes Sociais
                 S.A.............................      1,577,337
                                                   -------------
               TOTAL PORTUGAL....................      7,656,298
                                                   -------------
               SINGAPORE (1.9%)
               BUILDING & CONSTRUCTION
      398,000  Van Der Horst Ltd.................      1,864,530
                                                   -------------
               ENGINEERING & CONSTRUCTION
      400,000  L & M Group Investments Ltd.......        901,726
                                                   -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
      180,000  Fraser & Neave Ltd................      2,510,743
                                                   -------------
               TOTAL SINGAPORE...................      5,276,999
                                                   -------------
               SOUTH AFRICA (10.4%)
               BANKING
       47,375  Nedcor Ltd. (Units)++ - 144A**....      3,671,563
                                                   -------------
               BREWERY
       85,540  South African Breweries Ltd.......      3,188,117
      103,780  South African Breweries Ltd.
                 (ADR)...........................      3,872,343
                                                   -------------
                                                       7,060,460
                                                   -------------
               BUILDING & CONSTRUCTION
      506,286  Murray & Roberts Holdings Ltd.....      3,815,529
       60,874  Pretoria  Portland   Cement   Co.,
                 Ltd.............................      1,751,650
                                                   -------------
                                                       5,567,179
                                                   -------------
               BUILDING MATERIALS
       42,200  Anglo Alpha Ltd. (ADR)............      1,769,416
                                                   -------------
               CONGLOMERATES
       21,000  Anglovaal, Ltd. (ADR) - 144A**....        931,875
                                                   -------------
               ENGINEERING & CONSTRUCTION
       72,400  Barlow Ltd........................      1,140,861
                                                   -------------
               METALS & MINING
      108,600  De Beers Consolidated Mines Ltd.
                 (ADR)...........................      3,692,400
                                                   -------------
               MULTI-INDUSTRY
      145,591  Malbak Ltd........................      1,007,446
                                                   -------------
               OIL REFINERIES
      266,774  Sasol Ltd.........................      2,394,313
                                                   -------------
               RETAIL
      309,700  Pick'n Pay Stores Ltd.............      1,209,434
                                                   -------------
               TOTAL SOUTH AFRICA................     28,444,947
                                                   -------------
SHARES/PRINCIPAL
   AMOUNT                                              VALUE
-------------                                      -------------
               SOUTH KOREA (3.3%)
               CHEMICALS
       56,200  L.G. Chemical Ltd. (GDR)..........  $   1,081,850
                                                   -------------
               ELECTRONIC & ELECTRICAL EQUIPMENT
           50  Daewoo Corp.
                 (Warrants due 11/08/96)*........          5,000
       38,110  Samsung Electronics
                 (GDS) - 144A**..................      2,143,688
                                                   -------------
                                                       2,148,688
                                                   -------------
               INDUSTRIALS
$      1,100K  Goldstar Co., Ltd.
                 3.25% due 12/31/06 (Conv.)......      1,364,000
                                                   -------------
               METALS & MINING
       51,980  Pohang Iron & Steel Co., Ltd.
                 (ADR)...........................      1,176,048
                                                   -------------
               UTILITIES - ELECTRIC
      120,000  Korea Electric Power Corp.
                 (ADR)...........................      3,120,000
                                                   -------------
               TOTAL SOUTH KOREA.................      8,890,586
                                                   -------------
               THAILAND (6.4%)
               BANKING
$      3,240K  Siam Commercial Bank Co. 3.25% due
                 01/24/04 (Conv.)................      4,212,000
      456,800  Thai Farmers Bank, Ltd............      5,374,118
                                                   -------------
                                                       9,586,118
                                                   -------------
               BUILDING & CONSTRUCTION
       63,000  Siam Cement Co., Ltd..............      3,442,242
                                                   -------------
               OIL RELATED
      252,000  PTT Exploration & Production
                 Public Co., Ltd.................      2,905,014
                                                   -------------
               REAL ESTATE
       82,001  Land & House Public Co. Ltd.......      1,521,535
                                                   -------------
               TOTAL THAILAND....................     17,454,909
                                                   -------------
               TURKEY (1.1%)
               BANKING
   12,000,000  Turkiye Garanti Bankasi AS........      1,069,553
                                                   -------------
               BUILDING MATERIALS
    1,466,000  Cimentas AS.......................        886,647
    6,607,000  Eczacibasi Yapi Gerecleri Sanayi
                 ve Ticaret AS...................        673,003
                                                   -------------
                                                       1,559,650
                                                   -------------
               TELECOMMUNICATIONS
      943,000  Netas Telekomunik.................        345,201
                                                   -------------
               TOTAL TURKEY......................      2,974,404
                                                   -------------

TCW/DW Emerging Markets Opportunities Trust
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------

                                                       VALUE
                                                   -------------
TOTAL COMMON                                96.8 % $ 264,432,325
 AND
 PREFERRED
 STOCKS,
 BONDS,
 RIGHTS AND
 WARRANTS
 (IDENTIFIED
 COST
$244,435,955)
 (A).........
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES.......................        3.2     8,740,064
                                         -----   -----------
NET ASSETS.........................      100.0%  $273,172,389
                                         -----   -----------
                                         -----   -----------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
ADS  AMERICAN DEPOSITORY SHARES.
GDR  GLOBAL DEPOSITORY RECEIPT.
GDS  GLOBAL DEPOSITORY SHARES.
 K   IN THOUSANDS.
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY STOCKS WITH ATTACHED WARRANTS.
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $244,435,955; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $39,635,577 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $19,639,207, RESULTING IN NET UNREALIZED APPRECIATION OF $19,996,370.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 1996:

     CONTRACTS           IN EXCHANGE      DELIVERY   UNREALIZED
    TO RECEIVE               FOR            DATE     DEPRECIATION
-------------------  -------------------  ---------  -----------
$        426,188     IDR  977,675,050     02/05/96    $    (558)
MYR   2,516,678      $        985,071     02/09/96        (1994)
MYR   2,848,312      $      1,112,752     02/12/96         (131)
                                                     -----------
                     Total unrealized
                     depreciation..................   $  (2,683)
                                                     -----------
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
SUMMARY OF INVESTMENTS JANUARY 31, 1996
--------------------------------------------------------------------------------

                                            PERCENT OF
INDUSTRY                         VALUE      NET ASSETS
----------------------------  -----------  -------------
Automotive..................  $   694,177          0.3%
Banking.....................   24,571,152          9.0
Banks.......................    1,649,018          0.6
Brewery.....................   10,137,288          3.7
Building & Construction.....   23,676,528          8.7
Building Materials..........    8,066,109          2.9
Chemicals...................    1,615,940          0.6
Communications..............    2,238,477          0.8
Conglomerates...............   22,019,611          8.1
Distribution................      116,568          0.0
Electronic & Electrical
  Equipment.................    2,148,688          0.8
Engineering &
  Construction..............    2,042,587          0.8
Entertainment/Gaming &
  Lodging...................    6,008,438          2.2
Financial Services..........   19,228,460          7.0
Food, Beverage, Tobacco &
  Household Products........   16,170,971          5.9
Glass.......................    1,480,600          0.6
Industrials.................    2,133,500          0.8
Investment Companies........    6,137,507          2.2
Machinery - Diversified.....      628,236          0.2
Media Group.................    1,746,000          0.7
Metals & Mining.............    8,574,970          3.1
Multi-Industry..............    5,063,083          1.8

                                            PERCENT OF
INDUSTRY                         VALUE      NET ASSETS
----------------------------  -----------  -------------
Oil & Gas...................  $   959,235          0.4%
Oil Refineries..............    2,394,313          0.9
Oil Related.................    4,263,645          1.5
Paper & Forest Products.....    2,325,836          0.9
Publishing..................    4,899,610          1.8
Real Estate.................    5,820,648          2.1
Retail......................    8,239,050          3.0
Retail - Department
  Stores....................      599,325          0.2
Steel.......................    2,890,088          1.1
Telecommunications..........   39,515,675         14.5
Textiles....................    2,190,111          0.8
Transportation..............      610,500          0.2
Utilities - Electric........   23,576,381          8.6
                              -----------        -----
                              $264,432,325        96.8%
                              -----------        -----
                              -----------        -----

                                            PERCENT OF
TYPE OF INVESTMENT               VALUE      NET ASSETS
----------------------------  -----------  -------------
Common Stocks...............  $225,737,403        82.6%
Convertible Bonds...........    9,447,500          3.5
Preferred Stocks............   28,903,932         10.6
Rights......................      338,490          0.1
Warrants....................        5,000          0.0
                              -----------        -----
                              $264,432,325        96.8%
                              -----------        -----
                              -----------        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
JANUARY 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (identified cost $244,435,955)...........  $264,432,325
Cash.......................................    6,381,370
Receivable for:
  Investments sold.........................    5,063,940
  Interest.................................      146,832
  Dividends................................      137,026
Deferred organizational expenses...........       31,519
Prepaid expenses and other assets..........       12,285
                                             -----------
        TOTAL ASSETS.......................  276,205,297
                                             -----------
LIABILITIES:
Unrealized depreciation on forward foreign
  currency contracts.......................        2,683
Payable for:
  Investments purchased....................    2,540,377
  Management fee...........................      179,272
  Investment advisory fee..................      119,515
Accrued expenses and other payables........      191,061
                                             -----------
        TOTAL LIABILITIES..................    3,032,908
                                             -----------
NET ASSETS:
Paid-in-capital............................  301,594,265
Net unrealized appreciation................   19,995,574
Accumulated undistributed net investment
  income...................................      544,780
Accumulated net realized loss..............  (48,962,230)
                                             -----------
        NET ASSETS.........................  $273,172,389
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE, 20,900,233
  shares outstanding (unlimited shares
  authorized of $.01 par value)............
                                                  $13.07
                                             -----------
                                             -----------

Statement of Operations
FOR THE YEAR ENDED JANUARY 31, 1996

NET INVESTMENT INCOME:
  INCOME
    Dividends (net of $543,742 foreign
      withholding tax)......................  $4,128,806
    Interest................................     977,065
                                              ----------
        TOTAL INCOME........................   5,105,871
                                              ----------
  EXPENSES
    Management fee..........................   1,950,537
    Investment advisory fee.................   1,300,358
    Custodian fees..........................     407,286
    Transfer agent fees and expenses........     374,706
    Professional fees.......................     135,827
    Shareholder reports and notices.........      77,619
    Trustees' fees and expenses.............      48,351
    Registration fees.......................      39,377
    Organizational expenses.................      10,037
    Other...................................      30,531
                                              ----------
        TOTAL EXPENSES......................   4,374,629
                                              ----------
        NET INVESTMENT INCOME...............     731,242
                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
    NET REALIZED LOSS ON:
      Investments...........................  (30,425,091)
      Foreign exchange transactions.........    (285,066)
                                              ----------
        TOTAL LOSS..........................  (30,710,157)
                                              ----------
    NET CHANGE IN UNREALIZED APPRECIATION/
      DEPRECIATION ON:
      Investments...........................  67,516,847
      Translation of forward foreign
        currency contracts, other assets and
        liabilities denominated in foreign
        currencies..........................     (12,479)
                                              ----------
        TOTAL APPRECIATION..................  67,504,368
                                              ----------
        NET GAIN............................  36,794,211
                                              ----------
        NET INCREASE........................  $37,525,453
                                              ----------
                                              ----------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                   FOR THE PERIOD
                                                                                   FOR THE YEAR    MARCH 30, 1994*
                                                                                       ENDED           THROUGH
                                                                                    JANUARY 31,      JANUARY 31,
                                                                                       1996             1995
                                                                                  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income.......................................................   $     731,242    $   2,589,151
    Net realized loss...........................................................     (30,710,157)     (18,286,504)
    Net change in unrealized appreciation/depreciation..........................      67,504,368      (47,508,794)
                                                                                  ---------------  ---------------
  Net increase (decrease).......................................................      37,525,453      (63,206,147)
                                                                                  ---------------  ---------------
  Dividends and distributions from:
    Net investment income.......................................................        (483,373)      (1,976,199)
    Net realized gain...........................................................        --               (314,919)
                                                                                  ---------------  ---------------
        Total...................................................................        (483,373)      (2,291,118)
                                                                                  ---------------  ---------------
                                                                                  ---------------  ---------------
  Net increase (decrease) from transactions in shares of beneficial interest....     (18,227,939)     319,755,508
                                                                                  ---------------  ---------------
        Total increase..........................................................      18,814,141      254,258,243
                                                                                  ---------------  ---------------
                                                                                  ---------------  ---------------
NET ASSETS:
  Beginning of period...........................................................     254,358,248          100,005
                                                                                  ---------------  ---------------
  END OF PERIOD (including undistributed net investment income of $544,780 and
   $0, respectively)............................................................   $ 273,172,389    $ 254,358,248
                                                                                  ---------------  ---------------
                                                                                  ---------------  ---------------

---------------
*  Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES--TCW/DW Emerging Markets Opportunities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to seek capital appreciation through investment in equity securities of emerging market countries. The Trust was organized as a Massachusetts business trust on December 22, 1993 and commenced operations on March 30, 1994.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--(1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Adviser); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
    (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily.

    C. FOREIGN CURRENCY TRANSLATION--The books and records of the Trust are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------

    D. FORWARD FOREIGN CURRENCY CONTRACTS--The Trust may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward contracts are valued daily at the appropriate exchange rates. The resultant exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Trust records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

    E. FEDERAL INCOME TAX STATUS--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    G. ORGANIZATIONAL EXPENSES--Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Trust in the amount of approximately $50,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT--Pursuant to a Management Agreement, the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.75% to the Trust's average weekly net assets.

    Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT--Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Trust's average weekly net assets.

    Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1996 aggregated $164,332,948 and $163,720,182, respectively.

    Dean Witter Trust Company, an affiliate of the Manager, is the Trust's transfer agent. At January 31, 1996, the Trust had transfer agent fees and expenses payable of approximately $47,000.

5. SHARES OF BENEFICIAL INTEREST--Transactions in shares of beneficial interest were as follows:

                                                                                                     CAPITAL PAID
                                                                                        PAR VALUE    IN EXCESS OF
                                                                             SHARES     OF SHARES     PAR VALUE
                                                                          ------------  ----------  --------------
Balance, March 30, 1994 (Note 1)........................................         7,133  $       71  $       99,934
Shares issued at close of public offering*..............................    22,000,000     220,000     307,660,000
Shares issued on May 1, 1994 to cover an over-allotment on the public
 offering...............................................................     1,500,000      15,000      21,015,000
Treasury shares purchased and retired (weighted average discount
 14.01%)**..............................................................      (749,600)     (7,496)     (9,247,001)
                                                                          ------------  ----------  --------------
Balance, January 31, 1995...............................................    22,757,533     227,575     319,527,933
Treasury shares purchased and retired (weighted average discount
 15.96%)**..............................................................    (1,857,300)    (18,573)    (18,209,366)
                                                                          ------------  ----------  --------------
Balance, January 31, 1996...............................................    20,900,233  $  209,002  $  301,318,567
                                                                          ------------  ----------  --------------
                                                                          ------------  ----------  --------------

--------------
 *  NET OF ESTIMATED OFFERING COSTS OF $560,000.
** THE TRUSTEES HAVE VOTED TO RETIRE THE SHARES PURCHASED.

6.  SELECTED QUARTERLY FINANCIAL DATA--(unaudited)

                                                   QUARTERS ENDED                                  QUARTERS ENDED
                                   ----------------------------------------------  ----------------------------------------------
                                          1/31/96                 10/31/95                7/31/95                 4/30/95
                                   ----------------------  ----------------------  ----------------------  ----------------------
                                    TOTAL*     PER SHARE    TOTAL*     PER SHARE    TOTAL*     PER SHARE    TOTAL*     PER SHARE
                                   ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Total investment income..........  $     904   $    0.05   $     729   $    0.04   $   1,257   $    0.05   $   2,216   $    0.10
Net investment income (loss).....        (15)     --            (301)      (0.01)         (2)     --           1,049        0.05
Net realized and unrealized gain
 (loss)..........................     81,118        3.81     (71,866)      (3.33)     71,682        3.23     (44,140)      (1.98)

                                                   QUARTERS ENDED                      QUARTER ENDED
                                   ----------------------------------------------  ----------------------      FOR THE PERIOD
                                                                                                              MARCH 30, 1994**
                                          1/31/95                 10/31/94                7/31/94             THROUGH 4/30/94
                                   ----------------------  ----------------------  ----------------------  ----------------------
                                    TOTAL*     PER SHARE    TOTAL*     PER SHARE    TOTAL*     PER SHARE    TOTAL*     PER SHARE
                                   ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Total investment income..........  $     942   $    0.04   $   1,847   $    0.08   $   3,535   $    0.15   $   1,082   $    0.05
Net investment income (loss).....       (459)      (0.02)        286        0.01       2,098        0.09         664        0.03
Net realized and unrealized gain
 (loss)..........................    (95,869)      (4.13)++    26,244       1.08++     4,078        0.17        (248)      (0.01)

------------------
 *  AMOUNTS IN THOUSANDS.
** COMMENCEMENT OF OPERATIONS.
 ++ RESTATED FOR COMPARATIVE PURPOSES.

7. FEDERAL INCOME TAX STATUS--At January 31, 1996, the Trust had a net capital loss carryover of approximately $40,262,000 which will be available through January 31, 2004 to offset future capital gains to the extent provided by regulations.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------

    Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital and foreign currency losses of approximately $6,707,000 and $55,000, respectively, during fiscal 1996.

    As of January 31, 1996, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs"). The Trust had permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments of PFICs sold by the Trust. To reflect reclassifications arising from permanent book/tax differences for the year ended January 31, 1996, accumulated undistributed net investment income was credited $296,911, paid-in-capital was charged $349 and accumulated net realized loss was charged $296,562.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS--The Trust may enter into forward currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

    At January 31, 1996, the Trust had outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.

    Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

    At January 31, 1996, the Trust's cash balance consisted principally of interest bearing deposits with Chase Manhattan N.A., the Trust's custodian.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                  FOR THE PERIOD
                                                                                                  MARCH 30, 1994*
                                                                                 FOR THE YEAR         THROUGH
                                                                                    ENDED           JANUARY 31,
                                                                               JANUARY 31, 1996       1995++
                                                                              ------------------  ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................................     $     11.18        $     14.02
                                                                                    --------      ---------------
Net investment income.......................................................            0.04               0.11
Net realized and unrealized gain (loss).....................................            1.73              (2.89)
                                                                                    --------      ---------------
Total from investment operations............................................            1.77              (2.78)
                                                                                    --------      ---------------
Offering costs charged against capital......................................          --                  (0.02)
                                                                                    --------      ---------------
Less dividends and distributions from:
  Net investment income.....................................................           (0.02)             (0.09)
  Net realized gain.........................................................          --                  (0.01)
                                                                                    --------      ---------------
Total dividends and distributions...........................................           (0.02)             (0.10)
                                                                                    --------      ---------------
Anti-dilutive effect of acquiring treasury shares...........................            0.14               0.06
                                                                                    --------      ---------------
Net asset value, end of period..............................................     $     13.07        $     11.18
                                                                                    --------      ---------------
                                                                                    --------      ---------------
Market value, end of period.................................................     $     12.25        $     9.875
                                                                                    --------      ---------------
                                                                                    --------      ---------------

TOTAL INVESTMENT RETURN+....................................................           24.28%            (33.52)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................................             1.69   %          1.73%(2)
Net investment income.......................................................             0.28   %          0.94%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................................  $       273,172     $     254,358
Portfolio turnover rate.....................................................               66   %            61%(1)

------------
 * COMMENCEMENT OF OPERATIONS.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
 ++ RESTATED FOR COMPARATIVE PURPOSES.
 + TOTAL  INVESTMENT RETURN IS BASED  UPON THE CURRENT MARKET  VALUE ON THE LAST
   DAY OF EACH PERIOD REPORTED. DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT PLAN. TOTAL INVESTMENT RETURN DOES NOT REFLECT BROKERAGE COMMISSIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Trustees of TCW/DW Emerging Markets Opportunities Trust In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Emerging Markets Opportunities Trust (the "Trust") at January 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 30, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
March 13, 1996

                 (This page has been left blank intentionally.)

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Sheldon Curtis
Vice President, Secretary and
General Counsel

Shaun C.K. Chan
Vice President

Michael P. Reilly
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.


T C W          D W


EMERGING MARKETS OPPORTUNITIES TRUST


[GRAPHIC]


ANNUAL REPORT
JANUARY 31, 1996